Events subsequent to December 31, 2019	12 Months Ended
Dec. 31, 2019
Events After Reporting Period [Abstract]
Events subsequent to December 31, 2019	Events subsequent to December 31, 2019
Sanofi completed the acquisition of Synthorx, Inc. on January 23, 2020 (see Note D.1.4.). Apart from that event, no other significant events occurred between the end of the reporting period and the date on which the consolidated financial statements were closed off by the Board of Directors.